Significant Restructuring and Impairment Costs Changes in Restructuring Reserve - 2014 Restructuring Plan (Tables)	12 Months Ended
Sep. 30, 2016
2014 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Schedule of Restructuring Reserve by Type of Cost [Table Text Block]
The following table summarizes the changes in the Company’s 2014 Plan reserve (in millions):

	Employee Severance and Termination Benefits	Long-Lived Asset Impairments	Goodwill Impairment	Other	Currency Translation	Total

Original Reserve	$191	$134	$47	$5	$—	$377
Utilized—cash	(8)	—	—	—	—	(8)
Utilized—noncash	—	(134)	(47)	—	(6)	(187)
Balance at September 30, 2014	$183	$—	$—	$5	$(6)	$182
Utilized—cash	(65)	—	—	(5)	—	(70)
Utilized—noncash	—	—	—	—	(13)	(13)
Balance at September 30, 2015	$118	$—	$—	$—	$(19)	$99
Utilized—cash	(74)	—	—	—	—	(74)
Utilized—noncash	—	—	—	—	(2)	(2)
Balance at September 30, 2016	$44	$—	$—	$—	$(21)	$23